SUBSEQUENT EVENTS (Details) - Subsequent Event	Feb. 21, 2026 $ / shares
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 1.15
O 2025 Q4 Dividends
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 0.05